GRANTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

12.GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

	December 31, 2023	December 31, 2022
	$	$
Grants receivable	1,182	3,957
Deferred expenses	87	-
Other receivables	65	26
Grants receivable and other current assets	1,334	3,983

Grants

In August 2019, the Company completed the closing of a federally funded grant with Sustainable Development Technology Canada (“SDTC”) for a total of $4,250. The SDTC decided in March 2021 to increase the grant by an additional $223. This grant supported the Company to build and to operate the Purification Demonstration Plant in Bécancour. As at December 31, 2023, the balance of grants receivable related to this program is $425 ($425 in 2022).

The Company completed the closing of another grant agreement in August 2022 with SDTC for a total of $5,750. This grant will financially support the Company to build and operate the Coating Demonstration Plant in Saint-Michel-des-Saints. During the year 2023, the Company received a payment of $2,322. As at December 31, 2023, the balance of grants receivable related to this program is nil ($862 in 2022).

In April 2020, the Company completed the closing of a grant agreement with Transition énergétique Québec (“TEQ”), a Quebec government funded program, to financially support the building and operating of the Purification Demonstration Plant in Bécancour. This additional grant of $3,000 was secured via TEQ’s Technoclimat program. During the year 2023, the Company received a payment of $450. As at December 31, 2023, the balance of grants receivable related to this program is $300 ($750 in 2022).

The Company entered into another grant agreement effective January 2022 with TEQ for a total of $3,000. This grant will financially support the Company to build and to operate the Coating Demonstration Plant in Saint-Michel-des-Saints. During the year 2023, the Company received a payment of $1,950. As at December 31, 2023, the balance of grants receivable related to this program is nil ($1,378 in 2022)

The remaining $457 grants receivable as at December 31, 2023 is composed of various other grant programs that will be received and the Company has reasonable assurance that it will continue to comply with the conditions associated with these grants.

Deferred Grants

As at December 31, 2023, the Company has $1,255 recorded as deferred grants in current liabilities in connection with the SDTC and TEQ program related to the Coating Demonstration Plant in Saint-Michel-des-Saints.